Derivative Financial Instruments, Pretax effect of derivative instruments charged directly to income (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended			8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Emedded derivatives [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Designated as hedging instrument [Member] Cash Flow Hedging [Member] Interest rate [Member] Interest Expense [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member] Net Investment Hedging [Member] 8.1% Guaranteed Notes due 2027 [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member] Net Investment Hedging [Member] 8.375% Senior Notes due 2015 [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in AOCI	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (44)	$ (24)	$ (20)
Gain (loss) reclassified from AOCI to income	0	0	0	0	0	0	0	0	0	0	0	0	0	(17)	(17)	0	0	0	0	0	0
Additional gain (loss) recognized in income	$ (105)	$ 36	$ (18)	$ 11	$ (23)	$ 26	$ (114)	$ (11)	$ (37)	$ 5	$ (2)	$ 65	$ (7)	$ 14	$ 0	$ 14	$ 6	$ 8	$ 0	$ 0	$ 0
Stated percentage rate (in hundredths)																				8.10%	8.375%
Maturity date																				2027	2015